Common, subordinated and preferred units (Tables)	12 Months Ended
Dec. 31, 2019
Common, subordinated and preferred units
Schedule of movements in the number of units, subordinated units and preferred units

The following table shows the movements in the number of common units, subordinated units and preferred units during the years ended December 31, 2019, 2018 and 2017:

		Common		8.75%
	Common	Units		Series A
	Units	Höegh	Subordinated	Preferred
(in units)	Public	LNG	Units	Units
December 31, 2016	17,639,039	2,116,060	13,156,060	—
May 22, 2017; Awards to non-employee directors as compensation for directors' fees	9,805	—	—	—
October 5, 2017; Series A preferred units offering	—	—	—	4,600,000
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	8,840	—	—	—
July 5, 2018; Awards to non-employee directors as compensation for directors' fees	2,210	—	—	—
Units issued to staff at Höegh LNG during 2018	14,622	(14,622)	—	—
Phantom units issued to CEO/CFO during 2018	17,079	—	—	—
ATM program (from January 26, 2018 to December 31, 2018)	253,106	—	—	1,529,070
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070
June 4, 2019; Awards to non-employee directors as compensation for directors' fees	8,944	—	—	—
July 16, 2019; Awards to non-employee directors as compensation for directors' fees	2,236	—	—	—
August 16, 2019; Subordinated units converted to common units	—	13,156,060	(13,156,060)	—
Phantom units issued to CEO/CFO during 2019	19,745	—	—	—
ATM program (from January 1, 2019 to December 31, 2019)	53,160	—	—	496,520
December 31, 2019	18,028,786	15,257,498	—	6,625,590